Accounts and notes receivables, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts and notes receivables, net
Notes receivable	¥ 180		¥ 505
Accounts receivable	70,032		80,845
Less: allowance for doubtful accounts	(32,451)		(31,381)
Accounts receivable, net	¥ 37,761	$ 5,207	¥ 49,969